EMPLOYEE BENEFIT OBLIGAITONS - Movement in Fair Value of Plan Assets (Details) - Fair value of plan assets - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Balance as of January 1	SFr 793.7	SFr 784.3
Included in the consolidated statements of income or loss
Interest income	10.1	16.8
Settlements	0.0	(6.2)
Included in consolidated statements of other comprehensive income
Return on plan assets excluding interest income or expense, net of tax, defined benefit plans	48.4	18.8
Other
Employer contributions	26.6	27.5
Employee contributions	20.1	20.5
Benefits paid / transferred	(47.5)	(68.0)
Total fair value of plan assets as of December 31	SFr 851.4	SFr 793.7